Note 14 - Earnings Per Share (Details)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2013
Equity Option [Member]
Note 14 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		40,000
Stock Options, Treasury Stock Method [Member]
Note 14 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	215,000	7,500